Investment Strategy - Grant Park Multi Alternative Strategies Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objectives by allocating its assets among four independent, underlying strategies. Each strategy seeks to identify profitable opportunities across multiple, liquid foreign and domestic markets. The Fund seeks to achieve its investment objective by implementing aggressive diversification across these markets, coupled with risk management and position hedging strategies, which allows the Fund to seek positive returns while seeking to protect the Fund from unnecessary market risk exposure.

The Fund’s investment adviser, Dearborn Capital Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in (1) derivatives (including options, futures, forwards, spot contracts and swaps), (2) US equities, (3) open- and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”), (4) American Depository Receipts (“ADRs”), (5) currencies and (6) domestic and foreign investment grade fixed income instruments of any maturity (including US government bonds and/or other sovereign government bonds). The Fund will invest using futures and/or forwards in combination with ETFs. The Fund may also employ hedging. The Fund invests in all securities without restriction as to issuer capitalization, country or currency in seeking to fulfill the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio securities.

The Adviser believes that each of the following strategies will contribute to the Fund’s long-term capital appreciation and absolute positive returns. The Fund expects to allocate a portion of its assets to each of these strategies; however, the allocation among the strategies will vary and there is no maximum that will be allocated to any particular strategy.

●	Commodities Strategy invests in a limited number of global commodity markets on a long or short basis.

●	Global Financials Strategy invests in global currency, equity and fixed income markets and may take long or short positions.

●	Short-Term Interest Rates Strategy focuses on financial instruments of durations of three years or less and may take long or short positions.

●	Upside Capture Strategy is a long-biased strategy investing in a basket of investments across multiple asset classes.

The Fund may execute the commodities portion of its investment strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled Subsidiary (the “Subsidiary”); however, the Fund may also make these investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

Separately, the Adviser will manage the assets not otherwise needed to execute the principal investment strategies in a manner designed to provide the Fund liquidity, to preserve capital and to generate interest income without creating duration-related or liquidity risks. The Fund will primarily invest in investment grade fixed income securities that meet the following criteria: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) money market funds, certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, (6) mortgage backed securities, or (7) ETFs that each invests primarily in the preceding types of fixed income securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the adviser to be of comparable quality. The fixed income portion of the Fund’s portfolio will be invested without restriction as to issuer country, type of entity, or capitalization.

Adviser’s Investment Process

The Adviser, in concert with the sub-adviser, will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process. The Adviser’s research team combines quantitative and qualitative research in the development of the overall fund strategies to be tactically executed by the sub-adviser. The Adviser monitors the overall fund performance to ensure the underlying investment processes are executed within pre-established investment and risk management objectives. The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s portfolio.

In implementing the Fund’s strategy, the Adviser, through the sub-adviser, will use extensive quantitative and economic analysis amongst other forms of analysis to assess securities and investments that span the global market place. The sub-adviser’s quantitative analysis utilizes historical market price data to identify potentially profitable trading opportunities.

Delegation of Portfolio Management to Sub-Adviser

The Adviser delegates elements of management of the Fund’s portfolio, including the selection of a portion of the Fund’s investments, to the sub-adviser. The Adviser retains responsibility for various aspects of the Fund’s management including setting the Fund’s overall investment strategies, monitoring and evaluating the performance of the sub-adviser, implementing procedures to ensure the sub-adviser complies with the Fund’s investment policies and restrictions. The Adviser is responsible for ongoing performance evaluation and monitoring of the sub-adviser.

Risk Management

The Adviser performs extensive, daily due diligence to ensure the sub-adviser is executing the agreed-upon investment strategies within the established guidelines, which allows the Adviser to remain vigilant in its defense against the risks inherent in the Fund. The Adviser and sub-adviser have implemented a multi-tiered risk management overlay within each strategy and across the collection of strategies.